DEBT (Details) - 8.5% Pueblo Mortgage - 8.5% Convertible Debt [Member] - Pueblo West Property [Member] - USD ($)	1 Months Ended
	Sep. 30, 2016	Jan. 31, 2014
DEBT (Details) - 8.5% Pueblo Mortgage [Line Items]
Repayments of Convertible Debt	$ 153,189
Debt Instrument, Face Amount		$ 170,000
Debt Instrument, Interest Rate, Effective Percentage		8.50%
Debt Instrument, Monthly Payment		$ 1,674
Debt Instrument, Convertible, Conversion Price (in Dollars per share)		$ 5.00